Concentration of Credit Risk	6 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2018
Risks and Uncertainties [Abstract]
Concentration of Credit Risk

Note 13 - Concentration of Credit Risk

Financial instruments that potentially subject the Group to credit risk consist primarily of accounts receivables. The Group does not require collateral or other security to support these receivables. The Group conducts periodic reviews of the financial condition and payment practices of its customers to minimize collection risk on accounts receivable.

The following table sets forth the concentration of customers:

	Six months ended September 30,
	2018	2017
	(Unaudited)	(Unaudited)
Percentage of the Group’s sales
Customer A	22%	32%
Customer B	20%	15%
Customer C	12%	12%
Customer D	11%	12%
	65%	71%

	September 30,
	2018	2017
	(Unaudited)	(Unaudited)

Accounts receivable of above customers	$1,101,240	$975,998

The following table sets forth the concentration of suppliers:

	Six months ended September 30,
	2018	2017
	(Unaudited)	(Unaudited)
Percentage of the Group’s purchases
Supplier A	57%	40%
Supplier B	40%	24%
Supplier C	-	20%
	97%	84%

	September 30,
	2018	2017
	(Unaudited)	(Unaudited)
Accounts payable of above suppliers	$392,378	$407,257

Note 14 - Concentration of Credit Risk

Financial instruments that potentially subject the Group to credit risk consist primarily of accounts receivables. The Group does not require collateral or other security to support these receivables. The Group conducts periodic reviews of the financial condition and payment practices of its customers to minimize collection risk on accounts receivable.

The following table sets forth the concentration of customers:

	Successor		Predecessor
	Year ended March 31, 2018	Period January 11, 2017 through March 31, 2017	Period April 1, 2016 through January 10, 2017	Year ended March 31, 2016

Percentage of the Group’s sales
Customer A	24%	27%	15%	28%
Customer B	17%	21%	13%	10%
Customer C	16%	17%	-	-
Customer D	-	10%	-	-
	57%	75%	28%	38%

	Successor		Predecessor
	March 31, 2018	March 31, 2017	January 10, 2017	March 31, 2016

Accounts receivable of above customers	$300,785	$135,733	$-	$1,257,505

The following table sets forth the concentration of suppliers:

	Successor		Predecessor
	Year ended March 31, 2018	Period January 11, 2017 through March 31, 2017	Period April 1, 2016 through January 10, 2017	Year ended March 31, 2016

Percentage of the Group’s purchases
Supplier A	36%	79%	57%	94%
Supplier B	24%	21%	21%	-%
Supplier C	21%	-	-	-
Supplier D	15%	-	-	-
	96%	100%	78%	94%

	Successor		Predecessor
	March 31, 2018	March 31, 2017	January 10, 2017	March 31, 2016

Accounts payable of above suppliers	$905,695	$46,830	$-	$1,003,455